SELECTED SPECIAL SHARES, INC.
                        CERTIFICATION PURUSANT TO RULE 497(J)

     The undersigned on behalf of Selected Special Shares, Inc.(the "Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registrant statement. The text of such amendment to the registration statement was filed electronically.

May 6, 1998

                                SELECTED SPECIAL SHARES, INC.



                                By:  /s/ Thomas D. Tays
                                ---------------------------------
                                Thomas D. Tays,
                                Secretary